Summary of Fair Value of Derivative Instruments Inclusive of Counterparty Risk on Consolidated Balance Sheets (Detail) - Interest Rate Swap - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Liabilities
Derivatives Fair Value [Line Items]
Liabilities	$ 2,139	$ 29,235
Assets
Derivatives Fair Value [Line Items]
Assets	12,278	47
Designated as Hedges | Liabilities
Derivatives Fair Value [Line Items]
Liabilities	2,139	9,665
Designated as Hedges | Assets
Derivatives Fair Value [Line Items]
Assets	$ 12,278	47
Not designated as hedges | Liabilities
Derivatives Fair Value [Line Items]
Liabilities		$ 19,570